INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6. INVENTORIES

Inventories are measured at the lower of cost and net realizable value using the average cost method. If the cost of the inventories exceeds their market value, adjustments are recorded to write down excess inventory to its net realizable value. The Company recorded the write down of inventories amounting to approximately $630,000 and $310,000 for the three months ended September 30, 2023 and 2022, respectively, and $1,581,000 and $526,000 for the nine months ended September 30, 2023 and 2022, respectively. The Company’s inventories consist primarily of merchandise available for resale.

Note 6. INVENTORIES

Inventories are measured at the lower of cost and net realizable value using the average cost method. If the cost of the inventories exceeds their market value, adjustments are recorded to write down excess inventory to its net realizable value. The Company, as a result of its physical inventory observations recorded the write down of inventories amounting to approximately $1.5 million and $0.6 million for the years ended December 31, 2022 and 2021, respectively. The Company’s inventories consist primarily of merchandise available for resale.